Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	Mar. 11, 2015
Document Creation Date	dei_DocumentCreationDate	Mar. 11, 2015